Acquisition (Details) - USD ($) shares in Millions		3 Months Ended	12 Months Ended
	Nov. 12, 2023	Mar. 31, 2025	Dec. 31, 2024
Acquisition [Abstract]
Shares received (in Shares)	23
Eligible to receive amount	$ 3,500,000	$ 3,500,000	$ 3,500,000
Royalty percentage	5.00%
Net sales on acquisition	$ 100,000,000	$ 100,000,000	$ 100,000,000